UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-07338

Capital World Growth and Income Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: February 28, 2009

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Kathryn A. Sanders
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

Capital World Growth and Income FundSM
Investment portfolio

February 28, 2009
unaudited

Common stocks — 89.88%	Shares	Value (000)

TELECOMMUNICATION SERVICES — 13.27%
France Télécom SA	51,331,204	$1,161,045
AT&T Inc.	37,771,080	897,819
Verizon Communications Inc.	30,490,000	869,880
Vodafone Group PLC	341,090,328	612,126
América Móvil, SAB de CV, Series L (ADR)	17,725,500	451,646
Koninklijke KPN NV	32,639,600	422,606
Singapore Telecommunications Ltd.	195,079,810	310,552
Philippine Long Distance Telephone Co.	4,826,520	214,832
Philippine Long Distance Telephone Co. (ADR)	1,650,000	73,343
Telefónica, SA	13,000,000	242,862
Belgacom SA	5,986,500	196,800
Telekom Austria AG, non-registered shares	13,678,365	179,795
Teléfonos de México, SAB de CV, Class L (ADR)	12,004,625	164,944
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	307,932,500	162,002
Telekomunikacja Polska SA	31,729,100	153,528
Turkcell Iletisim Hizmetleri AS	24,267,000	120,870
Qwest Communications International Inc.	34,599,000	117,291
Chunghwa Telecom Co., Ltd.	67,881,000	104,597
Far EasTone Telecommunications Co., Ltd.	94,273,881	91,498
Türk Telekomünikasyon AS, Class D1	39,150,000	90,000
Telenor ASA	16,900,200	87,853
Telecom Italia SpA, nonvoting	90,000,000	86,639
Taiwan Mobile Co., Ltd.	62,519,050	81,500
Deutsche Telekom AG	6,500,000	78,959
OJSC Mobile TeleSystems (ADR)	2,313,137	54,798
Advanced Info Service PCL	22,130,800	49,364
Telmex Internacional, SAB de CV, Class L (ADR)	3,545,500	27,052
MTN Group Ltd.	2,556,452	21,880
Globe Telecom, Inc.	1,200,880	19,381
Embarq Corp.	550,000	19,233
DiGi.Com Bhd.	2,425,000	13,745
Magyar Telekom Telecommunications PLC	5,243,600	12,175
Orascom Telecom Holding SAE (GDR)	712,205	12,107
TM International Bhd.[1]	8,452,000	6,889
		7,209,611

HEALTH CARE — 10.18%
Roche Holding AG	9,987,016	1,138,780
Bayer AG, non-registered shares	19,352,000	935,894
Novartis AG	17,672,000	646,640
Merck & Co., Inc.	21,684,400	524,762
Schering-Plough Corp.	18,000,000	313,020
Novo Nordisk A/S, Class B	5,605,200	274,320
Lonza Group Ltd.	2,309,299	222,733
Fresenius Medical Care AG & Co. KGaA	4,694,150	193,691
Pfizer Inc	14,750,000	181,573
Abbott Laboratories	3,490,000	165,217
Johnson & Johnson	3,177,000	158,850
Merck KGaA	1,643,820	124,132
UCB SA	3,510,000	97,757
Bristol-Myers Squibb Co.	5,000,000	92,050
Medtronic, Inc.	2,843,800	84,148
Nobel Biocare Holding AG	5,072,787	81,285
AstraZeneca PLC (Sweden)	2,000,000	64,038
Takeda Pharmaceutical Co. Ltd.	1,450,000	59,278
Eli Lilly and Co.	2,000,000	58,760
Cochlear Ltd.	1,212,000	41,453
Daiichi Sankyo Co., Ltd.	2,189,200	35,687
Orion Oyj, Class B	1,819,130	28,347
Richter Gedeon NYRT	95,167	9,899
		5,532,314

FINANCIALS — 9.49%
Banco Santander, SA	101,970,531	634,563
HSBC Holdings PLC (United Kingdom)	48,858,469	344,041
HSBC Holdings PLC (Hong Kong)	30,378,400	223,106
Banco Bradesco SA, preferred nominative	37,194,418	324,959
QBE Insurance Group Ltd.	24,955,443	304,084
Bank of New York Mellon Corp.	12,075,000	267,703
Sun Hung Kai Properties Ltd.	29,490,000	231,983
BNP Paribas SA	6,995,625	230,907
Prudential PLC	54,389,180	218,682
AXA SA	19,790,778	184,410
Wells Fargo & Co.	15,000,000	181,500
DBS Group Holdings Ltd	29,018,760	147,225
Banco do Brasil SA, ordinary nominative	25,129,500	146,897
Swire Pacific Ltd., Class A	22,494,500	139,822
Sampo Oyj, Class A	9,845,675	130,542
JPMorgan Chase & Co.	5,700,000	130,245
United Overseas Bank Ltd.	19,089,000	123,406
AMP Ltd.	38,872,132	120,030
Société Générale	3,213,750	101,853
Bank of China Ltd., Class H	322,184,000	90,160
Hang Seng Bank Ltd.	7,539,700	84,591
Unibanco-União de Bancos Brasileiros SA, units (GDR)	1,405,200	73,534
Oversea-Chinese Banking Corp. Ltd.	24,917,000	72,237
NIPPONKOA Insurance Co., Ltd.	8,860,000	66,541
Banco Itaú Holding Financeira SA, preferred nominative	6,371,525	59,700
Bank of the Philippine Islands	83,482,490	59,214
Banco Bilbao Vizcaya Argentaria, SA	7,558,000	55,576
UniCredit SpA	37,801,040	48,487
PNC Financial Services Group, Inc.	1,500,000	41,010
Barclays PLC	24,591,602	32,923
Kimco Realty Corp.	3,632,329	32,146
DnB NOR ASA	8,522,700	31,134
BOC Hong Kong (Holdings) Ltd.	29,126,000	29,372
Westfield Group	4,024,320	27,400
ING Groep NV, depository receipts	5,756,000	26,799
Erste Bank der oesterreichischen Sparkassen AG	2,613,645	25,459
Credit Suisse Group AG	1,000,000	24,794
Grupo Financiero Banorte, SAB de CV, Series O	17,058,553	18,250
Swedbank AB, Class A	6,366,300	16,733
Admiral Group PLC	1,164,076	14,266
National Bank of Greece SA	1,040,000	12,970
GAGFAH SA	3,472,754	10,541
ICICI Bank Ltd.	934,200	6,002
ICICI Bank Ltd. (ADR)	4,000	50
EFG Eurobank Ergasias SA	807,029	4,161
Allied Capital Corp.	3,798,000	4,064
Hypo Real Estate Holding AG	1,353,173	1,787
American International Group, Inc.	2,200,000	924
		5,156,783

CONSUMER DISCRETIONARY — 9.12%
OPAP (Greek Organization of Football Prognostics) SA	14,822,910	383,279
Vivendi SA	14,965,100	360,443
Industria de Diseño Textil, SA	9,434,367	358,611
Daimler AG	12,102,500	276,817
Honda Motor Co., Ltd.	10,869,300	266,164
H & M Hennes & Mauritz AB, Class B	6,956,875	261,490
Esprit Holdings Ltd.	46,104,500	251,201
Cie. Générale des Établissements Michelin, Class B2	7,584,000	248,931
Toyota Motor Corp.	7,319,000	238,467
Li & Fung Ltd.	95,654,000	212,416
McDonald’s Corp.	4,000,000	209,000
Target Corp.	6,508,000	184,241
British Sky Broadcasting Group PLC	24,758,900	166,889
Marks and Spencer Group PLC	39,654,674	148,355
Lowe’s Companies, Inc.	7,535,800	119,367
AB Electrolux, Series B	16,976,000	117,218
Sherwin-Williams Co.	2,340,000	107,523
YUM! Brands, Inc.	4,000,000	105,120
Johnson Controls, Inc.	7,800,000	88,764
Renault SA	5,939,135	86,930
Home Depot, Inc.	4,000,000	83,560
Expedia, Inc.[1]	8,798,000	70,120
Time Warner Inc.	8,000,000	61,040
Hyundai Motor Co.	1,688,773	53,659
adidas AG	1,630,000	47,633
D.R. Horton, Inc.	5,350,000	45,208
Swatch Group Ltd, non-registered shares	297,300	33,390
Swatch Group Ltd	521,655	11,539
Kesa Electricals PLC[2]	26,593,098	40,406
Carnival Corp., units	2,000,000	39,120
Home Retail Group PLC	12,000,000	36,552
Whirlpool Corp.	1,563,730	34,762
Lotte Shopping Co.	295,825	31,846
Billabong International Ltd.	6,950,000	31,191
Kingfisher PLC	16,730,999	30,337
Fiat SpA	5,750,000	26,015
Aristocrat Leisure Ltd.	8,517,734	20,202
News Corp., Class A	3,094,458	17,205
Mattel, Inc.	1,000,000	11,840
Limited Brands, Inc.	1,500,000	11,535
Fairfax Media Ltd.[3]	18,000,000	9,781
KB Home	1,000,000	8,900
DSG International PLC	16,011,657	4,648
ProSiebenSAT.1 Media AG, nonvoting preferred	888,449	1,591
		4,953,306

UTILITIES — 8.29%
GDF Suez	27,641,815	887,808
RWE AG	13,892,500	881,645
E.ON AG	17,137,542	444,217
Fortum Oyj	22,138,000	383,492
Public Service Enterprise Group Inc.	13,718,000	374,364
NTPC Ltd.	64,519,270	234,132
Exelon Corp.	4,500,000	212,490
Cia. Energética de Minas Gerais — Cemig, preferred nominative	11,842,141	166,189
FirstEnergy Corp.	3,495,000	148,747
Electricité de France SA	3,713,093	145,760
PPL Corp.	4,960,000	138,334
Dominion Resources, Inc.	4,456,422	134,495
Hongkong Electric Holdings Ltd.	20,336,000	125,881
SUEZ Environnement Co.[1]	6,197,419	91,379
Veolia Environnement	3,785,625	82,477
PT Perusahaan Gas Negara (Persero) Tbk	322,013,500	51,092
Hong Kong and China Gas Co. Ltd.	1,247,000	1,898
		4,504,400

INFORMATION TECHNOLOGY — 8.28%
Microsoft Corp.	56,220,000	907,953
Taiwan Semiconductor Manufacturing Co. Ltd.	474,127,869	609,264
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	21,930,929	165,359
Mediatek Incorporation	46,614,100	405,108
Automatic Data Processing, Inc.	10,265,000	350,550
Canon, Inc.	11,545,000	300,454
Murata Manufacturing Co., Ltd.	7,414,000	286,381
Oracle Corp.[1]	14,875,000	231,157
Cisco Systems, Inc.[1]	14,720,000	214,470
HOYA CORP.	7,586,400	140,146
HTC Corp.	11,872,500	130,672
Delta Electronics, Inc.	80,307,765	127,877
Siliconware Precision Industries Co., Ltd.	147,157,000	126,838
Redecard SA, ordinary nominative	11,517,700	121,531
Nokia Corp. (ADR)	8,169,800	76,469
Nokia Corp.	1,971,000	18,824
Intel Corp.	5,000,000	63,700
Yahoo! Inc.[1]	4,578,200	60,570
Acer Inc.	31,753,338	42,120
Microchip Technology Inc.	1,340,000	25,152
Ibiden Co., Ltd.	1,200,000	23,557
International Business Machines Corp.	220,000	20,247
Toshiba Corp.	7,611,000	18,716
SAP AG	495,847	16,067
Seagate Technology	2,000,000	8,600
Hewlett-Packard Co.	200,000	5,806
Lite-On Technology Corp.	13,710	8
		4,497,596

ENERGY — 8.27%
Royal Dutch Shell PLC, Class B	13,988,849	297,566
Royal Dutch Shell PLC, Class A	7,850,000	173,370
Royal Dutch Shell PLC, Class A (ADR)	3,754,000	165,063
Royal Dutch Shell PLC, Class B (ADR)	689,599	29,294
Eni SpA	32,958,000	663,847
Woodside Petroleum Ltd.	19,555,433	447,564
ConocoPhillips	9,145,000	341,566
TOTAL SA	6,464,000	307,684
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	11,513,400	257,670
China National Offshore Oil Corp.	269,385,900	236,230
Chevron Corp.	3,789,500	230,060
OAO Gazprom (ADR)	15,752,000	204,618
Schlumberger Ltd.	5,315,000	202,289
Sasol Ltd.	6,153,000	154,315
Husky Energy Inc.	6,030,000	129,228
Marathon Oil Corp.	5,340,000	124,262
StatoilHydro ASA	6,319,495	106,202
Canadian Oil Sands Trust	5,257,800	82,852
Canadian Oil Sands Trust[4]	1,100,000	17,334
Diamond Offshore Drilling, Inc.	1,543,400	96,679
PetroChina Co. Ltd., Class H	76,850,000	54,805
SBM Offshore NV	3,456,000	45,888
OAO LUKOIL (ADR)	1,400,000	44,856
Motor Oil (Hellas) Corinth Refineries SA	3,796,389	34,136
Canadian Natural Resources, Ltd.	1,040,000	33,514
Oil & Natural Gas Corp. Ltd.	1,010,000	13,690
		4,494,582

CONSUMER STAPLES — 8.06%
Coca-Cola Co.	14,295,000	583,951
Philip Morris International Inc.	12,857,086	430,327
Nestlé SA	11,375,660	373,922
Diageo PLC	31,398,500	368,604
Anheuser-Busch InBev NV	11,129,238	308,124
PepsiCo, Inc.	6,110,000	294,135
Procter & Gamble Co.	5,250,000	252,893
Wal-Mart Stores, Inc.	5,123,000	252,257
Tesco PLC	36,512,100	174,385
Pernod Ricard Co.	2,800,000	154,757
Reynolds American Inc.	4,470,282	150,112
Groupe Danone SA	2,846,000	136,806
L’Oréal SA	1,960,011	127,746
Kimberly-Clark Corp.	2,500,000	117,775
Kellogg Co.	2,468,400	96,070
Tingyi (Cayman Islands) Holding Corp.	81,620,000	90,521
Avon Products, Inc.	4,800,000	84,432
SABMiller PLC	4,890,000	71,355
Kraft Foods Inc., Class A	3,000,000	68,340
ConAgra Foods, Inc.	3,686,800	55,597
Shoppers Drug Mart Corp.	1,565,000	53,355
Imperial Tobacco Group PLC	2,000,000	48,162
Altria Group, Inc.	2,994,000	46,227
Koninklijke Ahold NV	3,400,597	38,264
Foster’s Group Ltd.	590,837	2,081
		4,380,198

INDUSTRIALS — 6.39%
General Electric Co.	51,422,100	437,602
AB Volvo, Class B	86,870,700	368,609
Siemens AG	6,784,992	347,521
United Parcel Service, Inc., Class B	7,610,100	313,384
Schneider Electric SA	5,148,140	312,523
PACCAR Inc	8,520,000	213,596
United Technologies Corp.	3,900,000	159,237
Scania AB, Class B	21,500,000	153,245
Singapore Technologies Engineering Ltd.	92,260,000	137,915
Ryanair Holdings PLC (ADR)[1]	4,900,000	116,816
ComfortDelGro Corp. Ltd.[2]	135,100,000	114,529
Sandvik AB	21,104,800	113,996
Deutsche Post AG	10,195,561	98,925
Honeywell International Inc.	3,075,200	82,508
Deutsche Lufthansa AG	7,000,000	77,343
Robert Half International Inc.	4,600,000	70,702
Macquarie Airports	59,274,681	58,736
Qantas Airways Ltd.	42,471,007	42,492
Qantas Airways Ltd.[1,3]	11,220,401	10,652
Wolseley PLC	17,625,680	45,123
ASSA ABLOY AB, Class B	4,720,000	40,345
Finmeccanica SpA	2,740,000	35,181
Ellaktor SA	4,795,000	23,506
SembCorp Industries Ltd	16,755,000	22,878
Singapore Post Private Ltd.	43,500,000	21,675
Wienerberger AG	1,989,774	16,299
Tyco International Ltd.	693,750	13,910
Metso Oyj	1,035,000	10,161
Vallourec SA	74,000	5,872
Kingspan Group PLC	1,363,823	3,831
Contax Participações SA, ordinary nominative	38,106	772
		3,469,884

MATERIALS — 3.73%
China Steel Corp.	503,874,551	321,944
Syngenta AG	1,426,000	306,253
Linde AG	4,639,800	300,402
Akzo Nobel NV	7,129,000	252,919
CRH PLC	6,430,000	133,924
Israel Chemicals Ltd.[3]	15,508,568	119,225
BASF SE	3,583,000	99,927
Barrick Gold Corp.	2,931,540	88,810
Rautaruukki Oyj	4,696,570	78,733
James Hardie Industries NV2	23,384,347	49,633
Koninklijke DSM NV	2,132,000	49,333
POSCO	211,230	43,412
Weyerhaeuser Co.	1,375,000	33,220
Dow Chemical Co.	4,083,500	29,238
Usinas Siderúrgicas de Minas Gerais SA — USIMINAS, Class A, preferred nominative	2,062,750	22,575
voestalpine AG	1,397,000	21,787
Packaging Corp. of America	1,800,000	19,062
Makhteshim-Agan Industries Ltd.[3]	5,235,000	17,249
JSC Uralkali (GDR)	1,810,000	11,584
OAO Severstal (GDR)	2,043,382	7,417
JFE Holdings, Inc.	312,000	6,889
United States Steel Corp.	333,700	6,564
Norsk Hydro ASA	1,450,000	4,708
ArcelorMittal	129,654	2,544
		2,027,352

MISCELLANEOUS — 4.80%
Other common stocks in initial period of acquisition		2,609,290

Total common stocks (cost: $74,892,182,000)		48,835,316

		Value
Preferred stocks — 0.01%	Shares	(000)

FINANCIALS — 0.01%
Bank of America Corp., Series K, 8.00% noncumulative[3,5]	12,575,000	$4,401
Bank of America Corp., Series M, 8.125% noncumulative[5]	1,465,000	535
Commerzbank Capital Funding Trust I, Class B, 5.012% noncumulative[5]	6,250,000	1,429

Total preferred stocks (cost: $13,375,000)		6,365

	Shares or
Convertible securities — 0.18%	principal amount

CONSUMER DISCRETIONARY — 0.08%
Ford Motor Co. Capital Trust II 6.50% convertible preferred 2032	5,559,555	43,087
Ford Motor Co. 4.25% convertible notes 2036	$5,080,000	1,162
		44,249

FINANCIALS — 0.05%
Bank of America Corp., Series L, 7.25% convertible preferred	50,000	18,000
Fifth Third Bancorp, Series G 8.50% noncumulative convertible preferred	200,000	6,100
		24,100

MISCELLANEOUS — 0.05%
Other convertible securities in initial period of acquisition		27,455

Total convertible securities (cost: $379,566,000)		95,804

	Principal amount
Bonds & notes — 1.00%	(000)

FINANCIALS — 0.34%
Mizuho Capital Investment (USD) 2 Ltd. 14.95% (undated)[5,6]	$95,000	95,171
SB Capital SA 5.93% 2011	7,000	6,393
SB Capital SA 6.48% 2013	21,600	18,219
Simon Property Group, LP 5.60% 2011	8,750	8,139
Simon Property Group, LP 5.00% 2012	7,510	6,705
Simon Property Group, LP 5.25% 2016	7,075	5,561
Simon Property Group, LP 6.10% 2016	1,725	1,367
Simon Property Group, LP 6.125% 2018	1,780	1,457
Westfield Capital Corp. Ltd., WT Finance Pty Ltd. and WEA Finance LLC 4.375% 2010[6]	10,000	9,312
Westfield Group 5.40% 2012[6]	1,275	1,086
Westfield Capital Corp. Ltd., WT Finance Pty Ltd. and WEA Finance LLC 5.125% 2014[6]	3,670	2,938
Westfield Group 5.70% 2016[6]	1,065	845
Standard Chartered Bank 6.40% 2017[6]	8,451	6,770
ERP Operating LP 5.20% 2013	2,500	2,231
ERP Operating LP 5.125% 2016	840	681
ERP Operating LP 5.375% 2016	1,020	827
ERP Operating LP 5.75% 2017	3,135	2,552
Lloyds Banking Group PLC 6.657% preference shares (undated)[5,6]	30,300	6,023
AXA SA 8.60% 2030	8,000	5,398
ProLogis 5.625% 2016	940	531
ProLogis 5.75% 2016	585	331
ProLogis 6.625% 2018	2,075	1,169
BAC Capital Trust XIV 5.63% (undated)[5]	5,825	1,429
		185,135

TELECOMMUNICATION SERVICES — 0.21%
Nextel Communications, Inc., Series F, 5.95% 2014	18,575	8,738
Nextel Communications, Inc., Series D, 7.375% 2015	19,650	9,043
Sprint Capital Corp. 6.90% 2019	30,308	19,731
Sprint Capital Corp. 8.75% 2032	30,240	18,251
Vimpel Communications 8.375% 2011	2,500	2,061
VIP Finance Ireland Ltd. 8.375% 2013	12,605	8,654
Vimpel Communications 9.125% 2018	18,280	10,503
OJSC Mobile TeleSystems 8.375% 2010	20,266	19,911
Telecom Italia Capital SA, Series B, 5.25% 2013	10,600	9,529
Telecom Italia Capital SA 4.95% 2014	7,525	6,490
		112,911

CONSUMER DISCRETIONARY — 0.20%
DaimlerChrysler North America Holding Corp. 7.20% 2009	5,435	5,420
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	53,904	50,779
DaimlerChrysler North America Holding Corp. 5.875% 2011	19,850	18,903
DaimlerChrysler North America Holding Corp. 6.50% 2013	23,675	22,028
Marks and Spencer Group PLC 6.25% 2017[6]	100	69
Marks and Spencer Group PLC 7.125% 2037[6]	15,550	9,049
Delphi Automotive Systems Corp. 6.55% 2006[7]	14,955	374
		106,622

CONSUMER STAPLES — 0.10%
Altria Group, Inc. 9.70% 2018	1,225	1,285
Altria Group, Inc. 9.25% 2019	45,040	45,983
British American Tobacco International Finance PLC 8.125% 2013[6]	9,000	9,672
		56,940

ENERGY — 0.08%
Gaz Capital SA, Series 13, 6.605% 2018	€9,200	6,933
Gaz Capital SA 8.146% 2018	$20,290	14,659
Gaz Capital SA, Series 9, 6.51% 2022	6,360	3,729
Open Joint Stock Co. Gazprom, Series 2, 8.625% 2034	5,520	4,554
Gaz Capital SA 7.288% 2037	22,080	12,034
		41,909

UTILITIES — 0.04%
Texas Competitive Electric Holdings Co. LLC, Series A, 10.25% 2015	23,600	12,036
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015	16,400	8,364
		20,400

MORTGAGE-BACKED OBLIGATIONS[8] — 0.03%
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.922% 2036[5]	23,286	10,729
Countrywide Alternative Loan Trust, Series 2006-18CB, Class A-7, 0.824% 2036[5]	14,624	6,717
		17,446

BONDS & NOTES OF GOVERNMENTS AGENCIES OUTSIDE THE U.S. — 0.00%
Ireland Government Agency-Guaranteed, Anglo Irish Bank Corp. plc 3.425% 2016[5]	€6,300	2,479

Total bonds & notes (cost: $599,045,000)		543,842

	Principal amount	Value
Short-term securities — 8.93%	(000)	(000)

Freddie Mac 0.25%–2.65% due 3/9/2009–2/5/2010	1,309,195	1,306,719
Fannie Mae 0.44%–2.65% due 3/2–11/16/2009	998,875	997,567
Federal Home Loan Bank 0.18%–2.20% due 3/3/2009–2/1/2010	379,552	378,431
U.S. Treasury Bills 0.27%–0.67% due 4/9–11/19/2009	356,420	355,851
Canada Bills 1.20%–1.25% due 3/5–3/12/2009	200,000	199,989
Denmark (Kingdom of) 0.77%–1.03% due 4/7–4/30/2009	200,000	199,868
KfW 0.59%–0.69% due 3/6–3/16/2009[6]	125,000	124,990
Caisse d’Amortissement de la Dette Sociale 0.39%–0.90% due 3/12–4/6/2009	125,000	124,931
Bank of America Corp., FDIC insured, 0.40% due 4/24/2009	100,000	99,919
Enterprise Funding Co. LLC 0.50% due 4/6/2009[6]	2,400	2,398
Calyon North America Inc. 0.45%–0.60% due 3/19–4/2/2009	101,035	100,987
Shell International Finance BV 1.85% due 3/16/2009[6]	100,000	99,989
European Investment Bank 0.80% due 3/11/2009	100,000	99,972
Private Export Funding Corp. 0.37% due 4/23/2009[6]	100,000	99,912
Unilever Capital Corp. 0.45%–0.70% due 4/6–5/12/2009[6]	96,361	96,288
UBS Finance (Delaware) LLC 0.28% due 3/2/2009	68,800	68,798
Statoil ASA 0.30%–0.40% due 3/4–3/30/2009[6]	64,900	64,887
Eli Lilly and Co. 1.40% due 3/3/2009[6]	50,000	49,999
Pfizer Inc 1.30% due 3/10/2009[6]	50,000	49,997
Lloyds Bank PLC 1.32% due 4/14/2009	50,000	49,948
Chevron Corp. 0.44% due 5/28/2009	50,000	49,941
Total Capital Canada Ltd. 0.35% due 3/5/2009[6]	45,200	45,198
General Electric Capital Corp. 0.27% due 3/2/2009	31,200	31,199
JPMorgan Chase & Co. 0.30% due 3/4/2009	29,800	29,799
BP Capital Markets PLC 1.21% due 3/9/2009[6]	25,000	24,998
Rabobank USA Financials Corp. 0.75% due 3/18/2009	25,000	24,997
International Bank for Reconstruction and Development 0.25% due 4/14/2009	25,000	24,984
Old Line Funding, LLC 0.40% due 4/8/2009[6]	25,000	24,974
BASF AG 0.55% due 4/8/2009[6]	24,900	24,877

Total short-term securities (cost: $4,851,303,000)		4,852,407

Total investment securities (cost: $80,735,471,000)		54,333,734
Other assets less liabilities		(2,550)

Net assets		$54,331,184

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	The fund owns 5% or more of the outstanding voting shares of this company. See the table on the next page for additional information.
[3]
Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous”, was $186,318,000, which represented .34% of the net assets of the fund.

[4]
Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 2/28/2003 at a cost of $5,113,000) may be subject to legal or contractual restrictions on resale.

[5]	Coupon rate may change periodically.
[6]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $849,442,000, which represented 1.56% of the net assets of the fund.

[7]	Scheduled interest and/or principal payment was not received.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviations and symbol

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
€ = Euros

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended February 28, 2009, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 2/28/09 (000)

Cie. Générale des Établissements
Michelin, Class B	6,914,000	670,000	—	7,584,000	$—	$248,931
ComfortDelGro Corp. Ltd.	135,100,000	—	—	135,100,000	—	114,529
James Hardie Industries NV	23,384,347	—	—	23,384,347	—	49,633
Kesa Electricals PLC	26,593,098	—	—	26,593,098	—	40,406
					$—	$453,499

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities as required by the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of February 28, 2009 (dollars in thousands):

Investment securities

Level 1 — Quoted prices	$48,745,595
Level 2 — Other significant observable inputs	5,563,129
Level 3 — Significant unobservable inputs	25,010
Total	$54,333,734

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the three months ended February 28, 2009 (dollars in thousands):

Level 3 investment securities

Beginning value at 12/1/2008	$—
Net purchases	63,750
Net unrealized depreciation	(38,740)
Ending value at 2/28/2009	$25,010

Net unrealized depreciation during the period on Level 3 investment securities held at 2/28/2009	$(38,740)

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,553,576
Gross unrealized depreciation on investment securities	(27,986,027)
Net unrealized depreciation on investment securities	(26,432,451)
Cost of investment securities for federal income tax purposes	80,766,185

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-933-0409O-S15820

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD GROWTH AND INCOME FUND, INC.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: April 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: April 28, 2009

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: April 28, 2009